SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

27. SUBSEQUENT EVENTS

(i) Issuance of stock options
On September 30, 2019, the Company issued 220,000 employee options to purchase 220,000 common shares of the Company, to employees of OGI, at an exercise price of $5.05 per share. The options vest over a two-year period. Vested options may be exercised until 2029, subject to forfeiture provisions requiring the options to expire ninety days after termination of the individual’s employment. The fair value is estimated at $549.

On October 7, 2019, the Company issued 218,370 RSUs and 142,187 PSUs of the Company, to certain employees and directors of the Company.  The RSUs vest evenly over a three-year period with the first tranche vesting on August 31, 2020 with a fair value estimated at $937.  The PSUs vest based on the achievement of performance metrics designed for each respective unit holder for the fiscal year ended August 31, 2020 with a fair value estimated at $305.

On October 24, 2019, the Company issued 200,000 employee options to purchase 200,000 common shares of the Company, to employees of OGI, at an exercise price of $4.71 per share. The options vest over a two-year period. Vested options may be exercised until 2029, subject to forfeiture provisions requiring the options to expire ninety days after termination of the individual’s employment. The fair value is estimated at $532.

(ii) 1812 Hemp loan advance
During September 2019, the Company advanced an additional $2,100 to 1812 Hemp in connection with the advance payment agreement described in Note 6.

(iii) BMO Credit Facility
During October 2019, the Company drew $15,000 against its BMO Term Loan credit facility, bringing the total balance outstanding on the Term Loan to $65,000 as of the date of these financial statements.

On November 15, 2019, the Company amended its Facilities with BMO to: i) extend the final draw deadline of the Term Loan from November 30, 2019 to March 31, 2020; ii) postpone the commencement of scheduled principal repayments on the Term Loan to May 31, 2020; and iii) realign the financial covenants structure, effective November 30, 2019, to be more consistent with industry norms up to and including May 31, 2020, which will also provide the Company with greater flexibility around the timing and quantum of incremental draws. The financial covenants will revert back to the original structure on August 31, 2020. The interest rate margin will be fixed during this period. The Company incurred an amendment fee of $140 plus customary legal expenses in connection with the amendment.